Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	3,452.5
Total Transaction Valuation	25,000,000
Total Offset Amount	0
Net Fee	$ 3,452.5
Offering Table N/A
Offset Table N/A	N/A